Discontinued Operations; Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses	$ 7,952,836	$ 176,637,100
Loss from operations	(7,772,836)	(176,457,100)
Other income (expenses)	(11,206,839)	(10,354,953)
Net loss	(17,994,888)	(186,505,119)
Discontinued Operations [Member]
Revenue	8,291,842	42,998,336
Cost of revenue	7,900,122	41,596,118
Gross Profit	391,720	1,402,218
Operating expenses	408,644	2,477,084
Loss from operations	(16,924)	(1,074,866)
Other income (expenses)	0	(3)
Net loss	$ (16,924)	$ (1,074,869)